Sales and Marketing Expenses and General and Administrative Expenses (Tables)	9 Months Ended
Sep. 30, 2025
Material income and expense [abstract]
Summary of Sales and Marketing Expenses and General and Administrative Expenses

Sales and marketing expenses and General and administrative expenses are comprised of the following:

	Nine months ended		Three months ended
Sales and marketing expenses	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Salaries and wages (i)	16,368	13,467	6,859	6,223
Marketing expenses (ii)	3,748	2,561	1,280	669
Total	20,116	16,028	8,139	6,892

General and administrative expenses	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Salaries and wages (iii)	43,683	41,649	14,268	12,299
Third-party services (iv)	16,664	15,894	5,858	4,552
Other operating expenses (v)	19,204	16,499	8,098	5,785
Total	79,551	74,042	28,224	22,636

(i)
Represents salaries and wages related to FTE’s in the Group’s sales and marketing department. For further detail on total salaries and wages refer to Note 9: Employee Benefits.
(ii)
Represents expenses related to trade marketing events, the distribution and production of marketing and advertising campaigns, public relations expenses, third-party sales commissions, and online performance marketing.
(iii)
Represents salaries and wages related to administrative FTE’s. For further detail on total salaries and wages refer to Note 9: Employee Benefits.
(iv)
Includes advisors’ fees, legal fees, auditors’ fees and human resources’ fees.
(v)
Includes office rent and related expenses, amortization of right-of-use assets, intangible assets and depreciation of property, plant and equipment, taxes, travel and other expenses.